Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2013 item
MSRs
Mortgage Servicing Rights
Number of classes of MSRs	3
MSRs | Minimum
Mortgage Servicing Rights
Servicing fee (as a percent)	0.19%
Note rates (as a percent)	3.00%
MSRs | Maximum
Mortgage Servicing Rights
Servicing fee (as a percent)	0.57%
Note rates (as a percent)	4.50%
MSRs | Fixed-rate loans, stratified pool
Mortgage Servicing Rights
Stratification range, as a percent	0.50%
MSRs | Fixed-rate loans, single pool
Mortgage Servicing Rights
Stratification range, as a percent	3.00%
MSRs, class one
Mortgage Servicing Rights
Interest rate (as a percent)	4.50%
MSRs, class two
Mortgage Servicing Rights
Interest rate (as a percent)	4.50%